Equity Incentive Plans - Summary of non-vested stock options (Table) (Details)	6 Months Ended
Jun. 30, 2018 $ / shares shares
Shares
Outstanding at beginning of period | shares	104,250
Granted | shares	0
Vested | shares	0
Outstanding at end of period | shares	104,250
Weighted average exercise price
Outstanding at beginning of period	$ 27.5
Granted	0
Vested	0
Outstanding at end of period	27.5
Weighted Average Grant Date Fair Value
Outstanding at beginning of period	7.0605
Granted	0
Vested	0
Outstanding at end of period	$ 7.0605